UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2011

Date of reporting period: SEPTEMBER 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (58.59%)
Bank Debt (40.42%) (1)
Aerospace Product and Parts Manufacturing (0.83%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14	$415,994	$287,036	0.04%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14	$798,813	696,964	0.10%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14	$6,727,187	4,641,759	0.69%
Total Aerospace Product and Parts Manufacturing		5,625,759

Alumina and Aluminum Production and Processing (5.93%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2)	$62,504,184	29,751,992	4.42%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (2)	$1,281,906	1,281,906	0.19%
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13 (2)	$521,438	521,438	0.08%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (2)	$79,188	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13 (2)	$8,320,260	8,320,260	1.24%
Total Alumina and Aluminum Production and Processing		39,875,596

Business Support Services (5.35%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$35,390,616	36,098,428	5.35%

Commercial and Industrial Machinery and Equipment Rental and Leasing (2.17%)
AerCap Holdings N.V., Secured 1st Lien Term Loan, 10.25%, due 12/3/15 - (Netherlands)	$14,588,407	14,588,407	2.17%

Communications Equipment Manufacturing (4.34%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/14	$277,616	266,928	0.04%
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, 2% LIBOR Floor, due 9/30/13	$29,495,948	28,965,021	4.30%
Total Communications Equipment Manufacturing		29,231,949

Electric Power Generation, Transmission, and Distribution (0.01%)
La Paloma Generating Company, Residual Bank Debt Claim (4)	$2,645,152	74,329	0.01%

Electronic Shopping and Mail-Order Houses (1.74%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$11,825,907	11,737,212	1.74%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.89%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$418,204	388,929	0.06%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$5,978,164	5,559,692	0.83%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		5,948,621

Newspaper, Periodical, Book, and Directory Publishers (0.07%)
Cengage Learning, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.5%, due 7/15/15	$583,257	462,856	0.07%

Other Financial Investment Activities (1.72%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$23,016,608	11,594,616	1.72%

Plastics Product Manufacturing (2.72%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13 (2), (3)	$24,344,405	3,201,289	0.48%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13 (2), (3)	$17,306,229	15,099,685	2.24%
Total Plastics Product Manufacturing		18,300,974

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Radio and Television Broadcasting (4.57%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16	$3,332,861	$3,310,198	0.49%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	$19,546,369	20,513,914	3.05%
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$7,534,099	6,916,303	1.03%
Total Radio and Television Broadcasting		30,740,415

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (0.38%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5% Cash, + 2% PIK, 1.5% LIBOR Floor, due 11/27/16	$2,630,468	2,538,401	0.38%

Scheduled Air Transportation (2.27%)
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (2), (3)	$6,725,453	7,525,782	1.12%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (2), (3)	$6,877,982	7,761,802	1.15%
Total Scheduled Air Transportation		15,287,584

Semiconductor and Other Electronic Component Manufacturing (5.15%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$31,918,505	31,280,135	4.64%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,410,625	3,410,625	0.51%
Total Semiconductor and Other Electronic Component Manufacturing		34,690,760

Wired Telecommunications Carriers (2.28%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (5)	€279,101	284,894	0.04%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan, LIBOR + 6%, 3% LIBOR Floor, due 10/28/15	$2,382,527	2,382,527	0.35%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15 (2)	$3,123,293	2,931,991	0.44%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (5)	€3,469,261	3,332,285	0.49%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4), (5)	€7,414,313	6,451,601	0.96%
Total Wired Telecommunications Carriers		15,383,298

Total Bank Debt (Cost $318,429,500)		272,179,205

Other Corporate Debt Securities (18.17%)
Aerospace Product and Parts Manufacturing (0.88%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$10,434,000	4,491,941	0.67%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$3,047,000	1,389,158	0.21%
Total Aerospace Product and Parts Manufacturing		5,881,099

Data Processing, Hosting, and Related Services (4.15%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$29,566,000	28,022,063	4.15%

Full-Service Restaurants (0.95%)
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (6)	$6,261,000	6,370,505	0.95%

Gambling Industries (1.91%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$21,538,000	12,868,955	1.91%

Home Furnishings Stores (0.07%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$6,591,000	494,325	0.07%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Industrial Machinery Manufacturing (1.20%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (6)	$8,091,244	$8,091,244	1.20%

Metal and Mineral (except Petroleum) Merchant Wholesalers (1.89%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$14,100,000	12,764,589	1.89%

Nonferrous Metal (except Aluminum) Production and Processing (2.47%)
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or 12.25% PIK, due 4/15/15 (2), (6)	$17,000,000	16,660,000	2.47%

Oil and Gas Extraction (2.14%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,881,000	1,495,395	0.22%
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16 (6)	$13,340,000	12,939,800	1.92%
Total Oil and Gas Extraction		14,435,195

Plastics Product Manufacturing (0.03%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09 (2), (4), (6)	$16,527,000	231,378	0.03%

Wired Telecommunications Carriers (2.48%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (6)	$14,000,000	14,350,000	2.13%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (4), (5), (6)	€35,215,978	2,357,181	0.35%
Total Wired Telecommunications Carriers		16,707,181

Total Other Corporate Debt Securities (Cost $198,512,227)		122,526,534

Total Debt Investments (Cost $516,941,727)		394,705,739

Equity Securities (31.30%)
Activities Related to Credit Intermediation (12.19%)
Online Resources Corporation, Common Stock (2), (4), (7)	1,302,445	3,321,235	0.49%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (4), (6), (7)	52,744,807	78,906,231	11.70%
Total Activities Related to Credit Intermediation		82,227,466

Alumina and Aluminum Production and Processing (0.29%)
Revere Holdings, Inc., Class A Common Shares (2), (4), (6), (7)	90	-	-
Revere Holdings, Inc., Class B Common Shares (2), (4), (6), (7)	6,940	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6), (7)	90	25,071	-
Revere Leasing, LLC, Class B Units (2), (4), (6), (7)	6,940	1,934,920	0.29%
Total Alumina and Aluminum Production and Processing		1,959,991

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class C Units (4), (6)	369	4,059	-

Business Support Services (0.35%)
STG-Fairway Holdings, LLC, Class A Units (4), (6)	112,648	2,326,743	0.35%

Communications Equipment Manufacturing (7.11%)
Dialogic, Inc., Common Stock (4), (6)	1,439,511	2,663,095	0.40%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (4), (5), (6), (7)	276,043	7,645,280	1.13%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates - (Luxembourg) (2), (5), (6), (7)	27,328,261	37,555,603	5.58%
Total Communications Equipment Manufacturing		47,863,978

Data Processing, Hosting, and Related Services (0.79%)
GXS Holdings, Inc., Common Stock (4), (6)	1,162,264	116	-
GXS Holdings, Inc., Series A Preferred Stock (4), (6)	22,038	5,339,912	0.79%
Total Data Processing, Hosting, and Related Services		5,340,028

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Depository Credit Intermediation (0.30%)
Doral Financial Corporation, Common Stock (4)	1,849,598	$2,016,062	0.30%

Electric Power Generation, Transmission, and Distribution (0.10%)
Mach Gen, LLC, Common Units (4), (6)	8,012	660,990	0.10%

Electronic Shopping and Mail-Order Houses (0.12%)
Shop Holding, LLC, Class A Units (4), (6)	415,477	655,747	0.10%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (6)	276,985	160,241	0.02%
Total Electronic Shopping and Mail-Order Houses		815,988

Industrial Machinery Manufacturing (0.43%)
GSI Group, Inc., Common Stock (4), (6)	379,925	2,917,824	0.43%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (6)	48	10,305	-

Nonferrous Metal (except Aluminum) Production and Processing (1.46%)
International Wire Group Holdings, Inc., Common Stock (2), (6), (7)	637,171	9,825,177	1.46%

Other Amusement and Recreation Industries (0.02%)
Bally Total Fitness Holding Corporation, Common Stock (4), (6)	5,080	72,136	0.01%
Bally Total Fitness Holding Corporation, Warrants (4), (6)	9,162	43,978	0.01%
Total Other Amusement and Recreation Industries		116,114

Other Electrical Equipment and Component Manufacturing (1.67%)
EPMC HoldCo, LLC, Membership Units (2), (6), (7)	2,561,000	11,242,790	1.67%

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (3), (4), (6)	73,517,938	-	-

Radio and Television Broadcasting (0.63%)
Encompass Digital Media Group, Inc., Common Stock (4), (6)	225,184	3,904,689	0.58%
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (6), (7)	3,574,750	29,236	0.00%
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (4), (6), (7)	1,131,531	38,344	0.01%
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (4), (6), (7)	1,232,883	187,360	0.03%
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (4), (6), (7)	706,660	37,417	0.01%
Total Radio and Television Broadcasting		4,197,046

Scheduled Air Transportation (0.77%)
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company) (2), (3), (6)	284	2,594,120	0.39%
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company) (2), (3), (6)	276	2,537,072	0.38%
Total Scheduled Air Transportation		5,131,192

Semiconductor and Other Electronic Component Manufacturing (0.74%)
TPG Hattrick Holdco, LLC, Common Units (4), (6)	4,550,676	5,005,744	0.74%

Wired Telecommunications Carriers (4.33%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	183,893	2,563,468	0.38%
Integra Telecom, Inc., Common Stock (2), (4), (6), (7)	5,728,661	26,537,898	3.94%
Integra Telecom, Inc., Warrants (2), (4), (6), (7)	2,272,561	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (4), (5), (6)	4,215,000	56,426	0.01%
Total Wired Telecommunications Carriers		29,157,792

Total Equity Securities (Cost $313,795,730)		210,819,289

Total Investments (Cost $830,737,457) (8)		605,525,028

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (10.11%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by Federal Home Loan Bank Bonds	$19,501,847	$19,501,847	2.90%
Union Bank of California, Commercial Paper, 0.05%, due 10/3/11	$19,999,917	19,999,944	2.97%
Union Bank of California, Commercial Paper, 0.05%, due 10/7/11	$9,999,889	9,999,917	1.48%
Cash Denominated in Foreign Currencies	€1,269,917	1,700,091	0.25%
Cash Held on Account at Various Institutions (9)	$16,886,836	16,886,836	2.51%
Total Cash and Cash Equivalents		68,088,635

Total Cash and Investments		$673,613,663	100.00%

Notes to Statement of Investments

(1) Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2) Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended September 30, 2011 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

EPMC HoldCo, LLC, Membership Units	$79,455,025	$-	$(47,423,305)	$11,242,790	$-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	12,422,240	-	-	7,645,280	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	37,547,187	-	-	37,555,603	27,380
Integra Telecom, Inc., Common Stock	29,193,496	-	-	26,537,898	-
Integra Telecom, Inc., Warrants	33,407	-	-	-	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	3,976,590	10,273	(816,470)	2,931,991	263,806
International Wire Group Holdings, Inc., Common Stock	13,992,275	-	(3,920,544)	9,825,177	-
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or 12.25% PIK, due 4/15/15	-	20,000,000	(3,000,000)	16,660,000	654,542
Online Resources Corporation, Common Stock	6,056,369	-	-	3,321,235	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	77,904,080	-	-	78,906,231	-
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	231,378	-	-	231,378	-
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	116,960	-	29,236	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	153,399	-	38,344	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	749,548	-	187,360	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	149,691	-	37,417	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	30,638,188	2,311,280	-	29,751,992	2,311,602
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	1,281,906	-	-	1,281,906	86,292
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13	521,438	-	-	521,438	35,101
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-	1,802
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13	5,223,602	2,227,943	(286)	8,320,260	489,097
Revere Leasing, LLC, Class A Units	26,086	-	(1,016)	25,071	-
Revere Leasing, LLC, Class B Units	2,013,302	-	(78,408)	1,934,920	-
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	-	6,165,012	-	6,916,303	459,235
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13	22,581,714	1,762,690	-	3,201,289	1,757,397
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	-	7,467,868	(742,414)	7,525,782	563,097
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	-	7,498,467	(620,485)	7,761,802	568,427
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company)	-	2,844,432	(709,039)	2,594,120	-
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company)	-	2,762,185	(619,351)	2,537,072	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13	8,724,147	8,582,082	-	15,099,685	1,641,416
WinCup, Inc., Common Stock	37,233,565	-	-	-	-

(3) Issuer is a controlled company.

(4) Non-income producing security.

(5) Principal or shares amount denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(6) Restricted security.

(7) Investment is not a controlling position.

(8) Includes investments with an aggregate market value of $9,691,740 that have been segregated to collateralize certain unfunded commitments.

(9) Includes $13,135,004 posted as collateral against currency options written and $307,116 posted as collateral against swaps.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $145,003,984 and $221,784,240, respectively.
Aggregate purchases includes investment assets received as payment in kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $834,956,529. Net unrealized depreciation aggregated $228,309,399, of which $105,667,033 related to appreciated investments and $333,976,432 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2011 was $536,097,837, or 79.59% of total cash and investments of the Registrant.

Options and swaps at September 30, 2011 were as follows:

Instrument	Contracts or Notional Amount	Fair Value

Call Options on Light Crude Oil Futures, $110, Expiring 1/17/12	140	$128,800
Call Options on Light Crude Oil Futures, $110, Expiring 11/13/12	328	1,285,760
Call Options Written on Light Crude Oil Futures, $150, Expiring 1/17/12	140	(11,200)
Call Options Written on Light Crude Oil Futures, $150, Expiring 11/13/12	328	(219,760)
Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expiring 5/17/12	$15,548,500	(61,498)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.  At September 30, 2011, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$12,868,955	$10,918,216
2	Other observable market inputs*	26,614,928	98,977,776	2,563,468
3	Independent third-party pricing sources that employ significant unobservable inputs	240,275,979	10,448,425	184,901,364
3	Internal valuations with significant unobservable inputs	5,288,298	231,378	12,436,241
Total		$272,179,205	$122,526,534	$210,819,289

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2011 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$264,739,226	$27,807,746	$291,208,703
Net realized and unrealized gains (losses)	(20,071,998)	(15,975,339)	(60,687,093)
Acquisitions	62,941,007	2,504,018	7,065,803
Dispositions	(44,376,237)	(3,888,000)	(52,686,049)
Transfers out of Level 3†	(22,956,019)	-	-
Ending balance	$240,275,979	$10,448,425	$184,901,364

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(22,491,273)	$(15,941,980)	$(28,628,251)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$5,110,312	$231,378	$17,298,961
Net realized and unrealized gains (losses)	49,202	-	(1,016,714)
Acquisitions	128,784	-	-
Dispositions	-	-	(112,978)
Transfers out of Level 3†	-	-	(3,733,028)
Ending balance	$5,288,298	$231,378	$12,436,241

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$49,202	$-	$(1,016,714)

† Comprised of one investment that transferred to Level 2 due to increased trading volumes.

During the nine months ended September 30, 2011, one investment with a beginning fair value of $5,967,053 transferred from Level 2 to Level 1 following commencement of active trading on a national exchange.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2011 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$37,898,809
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Dialogic Inc., Common Stock	10/1/10	7,032,638
Encompass Digital Media Group, Inc., Common Stock	1/15/10	1,081,913
GSI Group, Inc., Common Stock	7/2/10	2,011,666
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	7/23/10	6,735,022
GXS Holdings, Inc., Common Stock	3/28/08	1,615,439
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	64,618
Hawkeye Renewables, LLC, Class C Units	6/18/10	2,709,174
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	13,699,980
Landry's Restaurant, Inc., Senior Secured Notes, 11.625%, due 12/1/15	5/10/10	6,162,514
Mach Gen, LLC, Common Units	Various 2005	1,442,223
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	5,780,030
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/27/07	44,892,137
Precision Holdings, LLC, Class C Membership Interests	Various 2010	2,010
Shop Holding, LLC, Class A Units	6/2/11	392,194
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,541,768
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16	5/11 & 6/11	13,322,190

ITEM 2.	CONTROLS AND PROCEDURES.

(a)       The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)      Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2011

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: November 29, 2011